MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Clover, Gemini and Tower uranium properties [Member]
Statement1 [Line Items]
Summary of Detailed Information about Disposal of Marketable Securities
The Properties had a book value of $
35
, which resulted in a gain of $
2,225
in 2021.

Disposition of Properties
Marketable securities received	$2,068
Cash	192
Proceeds – disposition of properties	2,260
Cost – disposition of properties	(35)
Gain on sale of assets	$2,225

Mountain Lake property [Member]
Statement1 [Line Items]
Summary of Detailed Information about Disposal of Marketable Securities
The Mountain Lake property had a book value of $126, which resulted in a gain of $1,370 in 2021.

Disposition of Properties
Marketable securities received	$1,476
Cash	20
Proceeds – disposition of properties	1,496
Cost – disposition of properties	(126)
Gain on sale of assets	$1,370